SUNAMERICA SERIES TRUST

Supplement to the Prospectus dated May 1, 2001

The following supplements the information with respect to BANC
OF AMERICA CAPITAL MANAGEMENT, LLC under the "INFORMATION ABOUT
THE SUBADVISERS" section of the Prospectus:

Banc of America Capital Management, Inc., a Maryland corporation, merged into a North Carolina limited liability company and its name changed to BANC OF
AMERICA CAPITAL MANAGEMENT, LLC (BACAP). This change was a change in corporate form only and all existing personnel, operations, assets and liabilities carried over to the new entity. This transition will not effect the overall investment advisory services provided by BACAP.

The following supplements the information with respect to the WORLDWIDE HIGH INCOME PORTFOLIO under the "PORTFOLIO MANAGEMENT" section of the Prospectus:

Robert Angevine of Morgan Stanley Investment
Management Inc.(MSIM) no longer serves as a portfolio manager for the WORLDWIDE HIGH INCOME PORTFOLIO and the information pertaining to him is hereby deleted from the Prospectus.

The following supplements the information with respect to the INTERNATIONAL GROWTH AND INCOME PORTFOLIO under the "PORTFOLIO
MANAGEMENT" section of the Prospectus:

George Stairs of Putnam Investment Management, L.L.C.
(Putnam) no longer serves as a portfolio manager for the INTERNATIONAL GROWTH AND INCOME PORTFOLIO and the information pertaining to him is hereby deleted from the Prospectus.

The following supplements the information with respect to the EMERGING MARKETS PORTFOLIO under the "PORTFOLIO MANAGEMENT" section of the Prospectus:

Carmel Peters and Steve Oler have joined Putnam's team of portfolio managers on the EMERGING MARKETS
PORTFOLIO. Ms. Peters joined Putnam in 1997 and now serves as the Senior Vice President and Senior
Portfolio Manager of the Global Core Equity Group.
Prior to joining Putnam she served as the Managing
Director and Chief Investment Officer at Weelock
NatWest Investment Management Ltd., since 1996.  Mr.
Oler joined Putnam in 1997 and now serves as the Senior Vice President and Senior Portfolio
Manager of the Global Core Equity Group. Prior to joining Putnam he served as Vice President, Portfolio
Manager and Equity Analyst since 1996.



Dated: May 31, 2001




















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